SIGNIFICANT ACCOUNTING POLICIES - Recoverability of Goodwill (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	$ 251,908	$ 252,052
PP&E	320,863	334,903
Intangible assets	104,026	112,388
Right of use assets	17,772	12,932
TOTAL ASSETS	752,054	$ 787,097
CGU of Argentina
Disclosure of information for cash-generating units [line items]
Goodwill	251,105
PP&E	303,784
Intangible assets	97,315
Right of use assets	16,492
TOTAL ASSETS	$ 668,696